Income taxes (Details) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 28, 2011 Predecessor [Member]
Current:
Federal						$ 0	$ 109,000	$ 0
State and local						0	53,000	175,000
Total current						0	162,000	175,000
Deferred:
Federal						(178,000)	(754,000)	0
State and local						(12,000)	(174,000)	0
Total deferred			(920,000)	(82,000)	(190,000)	(190,000)	(928,000)	0
Total provision (benefit)	$ (787,000)	$ (1,000)	$ (779,000)	$ (18,000)	$ (190,000)	$ (190,000)	$ (766,000)	$ 175,000